Business Combinations (Details Textual) $ / shares in Units, $ in Thousands		12 Months Ended			24 Months Ended
	Jun. 01, 2016 USD ($) $ / shares shares	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2016 USD ($)
Business Acquisition [Line Items]
Bargain purchase gain		$ 0	$ 35,808	$ 0
Merger with Fuel Systems Solutions, Inc.
Business Acquisition [Line Items]
Common shares issued for each share held in Fuel Systems	2.4755
Business acquisition, shares issued (in shares) | shares	44,882,782
Business acquisition, shares issued (in USD per share) | $ / shares	$ 2.20
Purchase price	$ 99,397		99,397
Acquisition related costs					$ 9,890
Bargain purchase gain			$ 35,808
Merger with Fuel Systems Solutions, Inc. | Restricted Stock Units (RSUs)
Business Acquisition [Line Items]
Restricted stock units issued in merger (in shares) | shares	653,532